SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments - Credit Losses (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Accounting Policies [Abstract]
Accounts receivable, net	$ 54,300
Allowance for credit loss	$ 807	$ 940	$ 3,768
Trade account receivable, percentage outstanding	99.00%